Schedule of investments
Macquarie Diversified Income Fund	January 31, 2025 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 0.20%
Fannie Mae Grantor Trust
Series 1999-T2 A1 7.50% 1/19/39 •	2,615	$ 2,623
Series 2002-T19 A1 6.50% 7/25/42	32,667	33,820
Series 2004-T1 1A2 6.50% 1/25/44	7,181	7,299
Fannie Mae REMIC Trust
Series 2002-W6 2A 7.50% 6/25/42 •	7,067	7,048
Series 2003-W1 2A 5.271% 12/25/42 •	4,769	4,705
Series 2004-W11 1A2 6.50% 5/25/44	86,184	87,336
Fannie Mae REMICs
Series 2013-44 Z 3.00% 5/25/43	24,509	17,962
Series 2017-40 GZ 3.50% 5/25/47	1,866,348	1,676,721
Freddie Mac REMICs
Series 2557 HL 5.30% 1/15/33	14,751	14,692
Series 4676 KZ 2.50% 7/15/45	1,506,377	1,285,778
Freddie Mac Structured Pass Through Certificates
Series T-54 2A 6.50% 2/25/43 ♦	10,872	10,806
Series T-58 2A 6.50% 9/25/43 ♦	142,794	143,512
Freddie Mac Whole Loan Securities Trust
Series 2015-SC01 1A 3.50% 5/25/45	475,096	423,849
Series 2016-SC02 1A 3.00% 10/25/46	159,449	135,944
GNMA
Series 2013-113 LY 3.00% 5/20/43	1,032,634	924,331
Series 2013-182 CZ 2.50% 12/20/43	1,072,052	933,671
Total Agency Collateralized Mortgage Obligations (cost $6,150,311)		5,710,097

Agency Commercial Mortgage-Backed Securities — 0.15%
Freddie Mac Multifamily Structured Pass Through Certificates Series X3FX A2FX 3.00% 6/25/27 ♦	3,990,269	3,932,555
FREMF Mortgage Trust
Series 2015-K44 B 144A 3.565% 1/25/48 #, •	173,264	172,658
Series 2017-K71 B 144A 3.752% 11/25/50 #, •	80,000	77,308

GNMA Series 2005-23 IO 0.00% 6/17/45 =, •	55,809	0
Total Agency Commercial Mortgage-Backed Securities (cost $4,054,084)		4,182,521

Agency Mortgage-Backed Securities — 29.01%
Fannie Mae 2.50% 11/1/27	86,165	84,155
NQ- 189 [0125] 0325 (4291204)    1

Schedule of investments
Macquarie Diversified Income Fund   (Unaudited)
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 15 yr
2.50% 7/1/36	10,570,052	$ 9,649,189
2.50% 8/1/36	1,530,493	1,396,251
4.50% 4/1/25	517	515
4.50% 5/1/38	2,917,005	2,857,981
5.50% 10/1/38	989,315	998,587
Fannie Mae S.F. 20 yr
2.00% 3/1/41	6,757,238	5,645,813
2.00% 5/1/41	6,435,663	5,376,450
3.00% 9/1/37	1,805,852	1,693,316
4.00% 8/1/42	463,108	434,188
5.50% 8/1/43	2,994,057	3,014,742
Fannie Mae S.F. 30 yr
2.00% 6/1/50	9,981,836	7,852,340
2.00% 11/1/50	8,615,708	6,795,018
2.00% 12/1/50	2,278,607	1,797,529
2.00% 1/1/51	2,333,643	1,846,681
2.00% 2/1/51	6,342,600	5,024,989
2.00% 3/1/51	7,495,577	5,877,956
2.00% 8/1/51	3,257,643	2,571,129
2.00% 9/1/51	17,779,462	13,930,650
2.00% 1/1/52	8,033,996	6,365,739
2.50% 8/1/50	11,012,296	9,146,722
2.50% 6/1/51	8,385,655	6,948,398
2.50% 8/1/51	16,074,256	13,284,016
2.50% 12/1/51	4,292,858	3,514,996
2.50% 2/1/52	25,756,631	21,048,011
3.00% 9/1/42	584,253	517,829
3.00% 10/1/46	516,185	448,559
3.00% 4/1/47	4,360,237	3,776,621
3.00% 11/1/48	1,660,237	1,441,888
3.00% 12/1/49	10,193,817	8,824,042
3.00% 7/1/50	1,805,572	1,555,838
3.00% 8/1/50	1,641,875	1,401,117
3.00% 7/1/51	9,211,977	7,948,359
3.00% 8/1/51	9,521,721	8,173,902
3.00% 12/1/51	1,407,402	1,213,234
3.00% 6/1/52	9,639,639	8,262,958
3.50% 7/1/47	16,841,619	15,349,895
3.50% 1/1/48	567,235	513,516
3.50% 2/1/48	3,280,184	2,940,723
3.50% 12/1/49	589,327	527,822
2    NQ- 189 [0125] 0325 (4291204)

(Unaudited)
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
3.50% 1/1/50	1,778,168	$ 1,599,583
3.50% 3/1/50	1,873,052	1,685,034
3.50% 8/1/50	4,487,103	4,052,108
3.50% 5/1/52	6,831,549	6,109,931
3.50% 6/1/52	2,644,515	2,344,457
3.50% 9/1/52	12,042,100	10,805,522
4.00% 2/1/47	108,355	100,511
4.00% 3/1/47	3,930,356	3,647,169
4.00% 4/1/47	1,103,035	1,023,545
4.00% 10/1/48	5,534,954	5,139,852
4.00% 8/1/51	5,126,344	4,804,722
4.00% 6/1/52	2,345,321	2,149,204
4.00% 9/1/52	6,653,913	6,095,820
4.50% 7/1/40	16,434	15,987
4.50% 8/1/41	18,143	17,599
4.50% 2/1/46	13,973	13,506
4.50% 5/1/46	291,543	282,812
4.50% 4/1/48	1,366,416	1,331,395
4.50% 9/1/48	16,450	15,665
4.50% 1/1/49	9,304,518	8,887,029
4.50% 1/1/50	13,048,519	12,604,271
4.50% 4/1/50	1,608,725	1,536,000
4.50% 10/1/52	24,642,386	23,237,122
4.50% 12/1/52	631,679	595,453
4.50% 2/1/53	7,583,041	7,151,407
5.00% 7/1/47	4,765,266	4,738,936
5.00% 7/1/49	4,988,096	4,910,102
5.00% 1/1/51	5,734,605	5,634,581
5.00% 8/1/53	18,260,272	17,676,060
5.50% 5/1/44	5,917,010	5,991,320
5.50% 8/1/52	502,742	499,791
5.50% 10/1/52	8,918,662	8,859,102
5.50% 11/1/52	8,417,447	8,390,574
6.00% 1/1/42	11,212,986	11,621,869
6.00% 5/1/53	5,497,108	5,564,380
6.00% 7/1/53	4,330,905	4,426,051
6.00% 9/1/53	16,377,671	16,523,093
7.50% 5/1/31	3,577	3,565
Fannie Mae S.F. 30 yr TBA
5.50% 2/1/55	33,571,000	33,153,145
6.00% 2/1/55	29,683,000	29,884,678
NQ- 189 [0125] 0325 (4291204)    3

Schedule of investments
Macquarie Diversified Income Fund   (Unaudited)
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Freddie Mac S.F. 15 yr
2.00% 1/1/37	12,171,180	$ 10,904,200
3.00% 3/1/35	17,815,586	16,815,635
Freddie Mac S.F. 20 yr
2.00% 5/1/42	5,590,219	4,647,518
2.00% 8/1/42	8,449,657	7,036,642
2.50% 6/1/41	13,333,606	11,406,117
2.50% 2/1/42	1,919,048	1,640,438
2.50% 3/1/42	5,724,008	4,881,981
3.00% 3/1/37	1,410,295	1,300,341
3.00% 4/1/42	998,270	884,197
3.00% 6/1/42	5,680,885	5,031,746
5.00% 5/1/29	6,448	6,439
5.00% 11/1/42	5,718,004	5,604,422
Freddie Mac S.F. 30 yr
2.00% 3/1/52	7,982,831	6,232,213
2.50% 10/1/51	16,045,093	13,255,235
2.50% 11/1/51	2,691,417	2,232,688
2.50% 12/1/51	10,378,354	8,586,897
2.50% 5/1/52	812,074	663,244
3.00% 8/1/42	392,991	348,802
3.00% 1/1/43	472,775	417,450
3.00% 11/1/46	80,439	70,081
3.00% 12/1/46	209,888	181,906
3.00% 1/1/47	4,640,525	4,030,594
3.00% 1/1/50	1,431,822	1,241,025
3.00% 7/1/50	3,110,185	2,697,314
3.00% 5/1/51	12,226,802	10,618,933
3.00% 8/1/51	3,388,883	2,911,082
3.00% 8/1/52	4,479,890	3,859,893
3.50% 11/1/48	4,391,171	3,974,231
3.50% 2/1/49	27,381,049	24,239,303
3.50% 4/1/52	10,539,940	9,370,635
4.00% 8/1/52	1,188,005	1,090,044
4.00% 9/1/52	34,705,694	31,815,097
4.50% 1/1/49	5,785,899	5,512,955
4.50% 8/1/49	3,593,189	3,432,166
4.50% 7/1/52	7,414,338	6,994,450
4.50% 9/1/52	2,425,212	2,286,619
4.50% 10/1/52	26,288,923	24,789,747
4.50% 11/1/52	1,213,215	1,143,328
5.00% 9/1/34	136	135
4    NQ- 189 [0125] 0325 (4291204)

(Unaudited)
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Freddie Mac S.F. 30 yr
5.00% 7/1/52	25,940,436	$ 25,348,079
5.00% 9/1/52	291,115	283,852
5.00% 11/1/52	972,304	941,878
5.00% 6/1/53	6,148,067	5,992,096
5.50% 9/1/41	4,117,622	4,159,603
5.50% 9/1/52	7,960,888	7,934,417
5.50% 11/1/52	5,821,794	5,794,214
5.50% 2/1/53	7,915,509	7,854,820
5.50% 3/1/53	12,257,558	12,227,959
5.50% 6/1/53	3,993,747	3,953,205
5.50% 9/1/53	12,665,765	12,660,219
GNMA I S.F. 30 yr
3.00% 3/15/45	739,588	649,770
3.00% 3/15/50	873,029	762,602
4.00% 1/15/41	141,639	133,864
4.00% 10/15/41	84,483	79,351
4.50% 6/15/40	101,763	98,477
5.00% 12/15/35	54,643	53,552
5.50% 10/15/42	4,357,399	4,439,919
GNMA II
3.25% 11/20/35	273,578	257,794
4.00% 8/20/31	166,550	163,212
4.00% 6/20/36	288,667	275,089
GNMA II S.F. 30 yr
3.00% 8/20/50	1,690,859	1,502,544
3.00% 12/20/51	1,242,494	1,082,216
4.00% 12/20/40	152,408	142,850
4.00% 12/20/44	107,802	101,467
5.00% 9/20/52	3,164,643	3,085,049
5.50% 6/20/49	7,040,688	7,093,548
5.50% 2/20/54	6,071,444	6,067,122
Total Agency Mortgage-Backed Securities (cost $870,838,770)		818,469,126

Collateralized Debt Obligations — 1.68%
AGL CLO Series 2022-17A AR 144A 0.00% (TSFR03M + 0.95%, Floor 0.95%) 1/21/35 #, •	5,450,000	5,450,000
Apex Credit CLO Series 2018-1A A2 144A 5.592% (TSFR03M + 1.29%) 4/25/31 #, •	7,915,037	7,917,966
NQ- 189 [0125] 0325 (4291204)    5

Schedule of investments
Macquarie Diversified Income Fund   (Unaudited)
	Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)
Black Diamond CLO DAC Series 2017-2A A2 144A 5.855% (TSFR03M + 1.56%, Floor 1.30%) 1/20/32 #, •	383,920	$ 383,885
Canyon Capital CLO Series 2019-2A AR2 144A 0.00% (TSFR03M + 1.01%, Floor 1.01%) 10/15/34 #, •	2,850,000	2,850,000
Canyon CLO Series 2020-2A AR2 144A 5.326% (TSFR03M + 1.03%, Floor 1.03%) 10/15/34 #, •	4,100,000	4,100,000
CIFC FUNDING 2025-I 0.00% 4/23/38	1,850,000	1,850,000
Dryden CLO Series 2022-109A DR 144A 0.00% (TSFR03M + 2.70%, Floor 2.70%) 4/15/38 #, •	1,850,000	1,850,000
Madison Park Funding XXVII 0.00% (TSFR03M + 2.85%, Floor 2.85%) 4/20/38 #, •	1,850,000	1,850,000
Man GLG US CLO Series 2018-1A A1R 144A 5.695% (TSFR03M + 1.40%) 4/22/30 #, •	3,393,815	3,395,624
Oaktree CLO Series 2020-1A D1RR 144A 0.00% (TSFR03M + 2.60%, Floor 2.60%) 1/15/38 #, •	1,650,000	1,650,000
OFSI BSL XII Series 2023-12A D1R 144A 0.00% (TSFR03M + 3.20%, Floor 3.20%) 1/20/35 #, •	1,700,000	1,708,500
OFSI BSL XIV CLO Series 2024-14A D1 144A 8.143% (TSFR03M + 3.85%, Floor 3.85%) 7/20/37 #, •	1,800,000	1,809,000
OHA Credit Partners VII 0.00% (TSFR03M + 2.50%, Floor 2.50%) 2/20/38 #, •	1,850,000	1,850,000
Signal Peak CLO Series 2018-5A A1R 144A 5.85% (TSFR03M + 1.55%, Floor 1.55%) 4/25/37 #, •	8,400,000	8,459,338
TCW CLO Series 2019-2A D1R2 144A 0.00% (TSFR03M + 3.00%, Floor 3.00%) 1/20/38 #, •	1,850,000	1,850,000
Venture 42 CLO Series 2021-42A A1A 144A 5.694% (TSFR03M + 1.39%, Floor 1.13%) 4/15/34 #, •	300,000	300,226
Total Collateralized Debt Obligations (cost $47,192,772)		47,274,539

Corporate Bonds — 31.44%
Banking — 7.85%
Access Bank 144A 6.125% 9/21/26 #	740,000	727,568
Akbank TAS
6.80% 6/22/31 μ, ■	400,000	399,464
144A 7.498% 1/20/30 #	460,000	469,682

Axis Bank 4.10% 9/8/26 μ, ψ, ■	755,000	725,296
6    NQ- 189 [0125] 0325 (4291204)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)

Banco de Credito del Peru 144A 3.25% 9/30/31 #, μ	1,235,000	$ 1,176,685
Banco de Credito e Inversiones 144A 8.75% 5/8/29 #, μ, ψ	725,000	761,394
Banco Mercantil del Norte
144A 7.50% 6/27/29 #, μ, ψ	520,000	503,107
144A 7.625% 1/10/28 #, μ, ψ	530,000	523,078

Banco Santander Mexico 144A 5.621% 12/10/29 #	570,000	571,927
Bangkok Bank 144A 3.466% 9/23/36 #, μ	770,000	667,051
Bank Leumi Le-Israel 144A 7.129% 7/18/33 #, μ	725,000	743,361
Bank of America
5.162% 1/24/31 μ	3,915,000	3,927,986
5.518% 10/25/35 μ	12,907,000	12,630,100
5.819% 9/15/29 μ	5,944,000	6,109,864
6.204% 11/10/28 μ	10,070,000	10,434,969
Bank of Montreal
7.30% 11/26/84 μ	1,144,000	1,166,814
7.70% 5/26/84 μ	3,720,000	3,860,205

Bank of New York Mellon 4.70% 9/20/25 μ, ψ	7,723,000	7,707,250
BBVA Bancomer
144A 5.875% 9/13/34 #, μ	500,000	473,409
144A 8.125% 1/8/39 #, μ	480,000	486,551

Burgan Bank 2.75% 12/15/31 μ, ■	745,000	698,012
Citibank 5.57% 4/30/34	3,445,000	3,504,953
Citigroup
5.61% 9/29/26 μ	2,033,000	2,043,744
6.02% 1/24/36 μ	2,565,000	2,576,083
6.75% 2/15/30 μ, ψ	3,280,000	3,311,326
7.00% 8/15/34 μ, ψ	1,950,000	2,036,787
Deutsche Bank
3.729% 1/14/32 μ	3,669,000	3,230,294
6.72% 1/18/29 μ	4,496,000	4,684,330
6.819% 11/20/29 μ	3,590,000	3,782,053
7.146% 7/13/27 μ	2,655,000	2,736,236
Goldman Sachs Group
5.016% 10/23/35 μ	4,705,000	4,521,994
5.561% 11/19/45 μ	3,720,000	3,620,942
5.734% 1/28/56 μ	4,075,000	4,058,960
6.484% 10/24/29 μ	11,585,000	12,166,321

Grupo Aval 144A 4.375% 2/4/30 #	680,000	611,110
NQ- 189 [0125] 0325 (4291204)    7

Schedule of investments
Macquarie Diversified Income Fund   (Unaudited)
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)

Huntington Bancshares 6.208% 8/21/29 μ		4,255,000	$ 4,408,040
Huntington National Bank 4.552% 5/17/28 μ		1,496,000	1,485,073
ICICI Bank 144A 4.00% 3/18/26 #		640,000	633,769
JPMorgan Chase & Co.
3.109% 4/22/51 μ		1,215,000	806,893
5.012% 1/23/30 μ		3,080,000	3,086,973
5.14% 1/24/31 μ		2,290,000	2,299,648
5.571% 4/22/28 μ		3,335,000	3,389,721
6.254% 10/23/34 μ		2,060,000	2,183,513

Kookmin Bank 144A 2.50% 11/4/30 #		855,000	734,809
Lloyds Banking Group 5.721% 6/5/30 μ		2,215,000	2,260,239
Metropolitan Bank & Trust 5.375% 3/6/29 ■		655,000	662,557
Morgan Stanley
0.495% 10/26/29 μ	EUR	4,650,000	4,416,784
5.516% 11/19/55 μ		3,215,000	3,114,562
6.138% 10/16/26 μ		2,120,000	2,140,497
6.296% 10/18/28 μ		4,478,000	4,642,735
6.407% 11/1/29 μ		3,900,000	4,086,238
6.627% 11/1/34 μ		5,670,000	6,119,490

NBK SPC 144A 1.625% 9/15/27 #, μ		905,000	856,307
NBK Tier 1 Financing 2 144A 4.50% 8/27/25 #, μ, ψ		510,000	504,466
Oversea-Chinese Banking 144A 1.832% 9/10/30 #, μ		815,000	800,552
PNC Financial Services Group 5.575% 1/29/36 μ		2,070,000	2,081,059
Popular 7.25% 3/13/28		2,235,000	2,331,664
QNB Bank 10.75% 11/15/33 μ, ■		690,000	760,794
Regions Financial 5.502% 9/6/35 μ		3,220,000	3,160,944
Shinhan Bank 144A 5.75% 4/15/34 #		540,000	542,129
Shinhan Financial Group 144A 5.00% 7/24/28 #		370,000	370,448
Standard Chartered
144A 6.301% 1/9/29 #, μ		790,000	815,039
144A 7.625% 1/16/32 #, μ, ψ		675,000	678,091
State Street
4.993% 3/18/27		3,400,000	3,431,284
6.45% 9/15/30 μ, ψ		2,900,000	2,908,700

TBC Bank JSC 144A 10.25% 7/30/29 #, μ, ψ		845,000	842,189
Truist Bank 4.632% 9/17/29 μ		15,293,000	14,936,763
Truist Financial 4.95% 9/1/25 μ, ψ		5,260,000	5,250,376
Turkiye Garanti Bankasi 144A 8.375% 2/28/34 #, μ		735,000	753,895
8    NQ- 189 [0125] 0325 (4291204)

(Unaudited)
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
UBS Group
0.25% 11/5/28 μ, ■	EUR	2,350,000	$ 2,275,081
144A 5.699% 2/8/35 #, μ		1,485,000	1,506,647
144A 6.85% 9/10/29 #, μ, ψ		4,100,000	4,119,418
US Bancorp
2.491% 11/3/36 μ		9,420,000	7,674,577
4.653% 2/1/29 μ		2,558,000	2,542,754
5.384% 1/23/30 μ		1,040,000	1,053,675
5.678% 1/23/35 μ		2,620,000	2,646,620
5.727% 10/21/26 μ		555,000	558,655
6.787% 10/26/27 μ		1,475,000	1,523,571

Wells Fargo & Co. 5.244% 1/24/31 μ		2,355,000	2,367,491
			221,413,636
Basic Industry — 0.97%
Anglo American Capital 144A 5.50% 5/2/33 #		780,000	775,452
Braskem Netherlands Finance 144A 8.00% 10/15/34 #		695,000	671,229
Cia de Minas Buenaventura 144A 6.80% 2/4/32 #		1,045,000	1,038,417
Cleveland-Cliffs 144A 7.00% 3/15/32 #		3,300,000	3,296,039
CSN Resources 144A 8.875% 12/5/30 #		640,000	632,521
First Quantum Minerals 144A 9.375% 3/1/29 #		575,000	608,395
FMG Resources August 2006
144A 5.875% 4/15/30 #		1,695,000	1,677,084
144A 6.125% 4/15/32 #		1,685,000	1,675,210

Freeport-McMoRan 5.45% 3/15/43		5,000,000	4,654,264
LD Celulose International 144A 7.95% 1/26/32 #		945,000	962,601
LYB International Finance III
3.625% 4/1/51		3,035,000	2,049,151
5.50% 3/1/34		4,945,000	4,887,786

Methanex 5.25% 12/15/29		1,645,000	1,602,905
Novelis 144A 4.75% 1/30/30 #		745,000	700,483
Samarco Mineracao PIK, 144A 9.00% 6/30/31 #, >>		521,720	504,909
Sasol Financing USA 144A 8.75% 5/3/29 #		760,000	772,583
Usiminas International 144A 7.50% 1/27/32 #		905,000	899,522
			27,408,551
Brokerage — 0.57%
Blackstone Reg Finance 5.00% 12/6/34		4,335,000	4,199,410
Jefferies Financial Group
2.625% 10/15/31		4,525,000	3,835,345
NQ- 189 [0125] 0325 (4291204)    9

Schedule of investments
Macquarie Diversified Income Fund   (Unaudited)
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Brokerage (continued)
Jefferies Financial Group
5.875% 7/21/28		4,614,000	$ 4,731,115
6.50% 1/20/43		3,120,000	3,272,131
			16,038,001
Capital Goods — 1.95%
Amphenol
2.20% 9/15/31		1,745,000	1,468,216
5.05% 4/5/27		1,735,000	1,750,035

Ardagh Metal Packaging Finance USA 144A 3.25% 9/1/28 #		5,172,000	4,681,808
BAE Systems 144A 5.30% 3/26/34 #		2,105,000	2,095,085
Boeing
2.196% 2/4/26		6,805,000	6,630,882
6.858% 5/1/54		9,375,000	10,069,947
Bombardier
144A 7.00% 6/1/32 #		1,650,000	1,684,587
144A 7.25% 7/1/31 #		1,650,000	1,705,818

Celestial Dynasty 6.375% 8/22/28 ■		850,000	771,209
Cemex 144A 9.125% 3/14/28 #, μ, ψ		550,000	569,246
Deere & Co. 5.70% 1/19/55		2,160,000	2,215,484
Holcim Finance Luxembourg
0.50% 4/23/31 ■	EUR	2,400,000	2,113,486
0.625% 4/6/30 ■	EUR	2,300,000	2,101,886
Northrop Grumman
4.75% 6/1/43		925,000	832,754
5.20% 6/1/54		4,040,000	3,738,979

Quikrete Holdings 144A 6.375% 3/1/32 #		2,100,000	2,107,854
Resideo Funding 144A 6.50% 7/15/32 #		1,260,000	1,272,997
Standard Industries 144A 3.375% 1/15/31 #		4,106,000	3,597,546
TransDigm
144A 6.625% 3/1/32 #		1,650,000	1,680,230
144A 6.875% 12/15/30 #		1,650,000	1,691,596

United Rentals North America 3.875% 2/15/31		2,416,000	2,202,404
			54,982,049
Communications — 3.28%
AT&T
3.50% 9/15/53		9,980,000	6,745,781
6.30% 1/15/38		1,920,000	2,055,481

ATP Tower Holdings 144A 7.875% 2/3/30 #		1,050,000	1,044,960
CCO Holdings 144A 4.25% 1/15/34 #		3,425,000	2,800,742
10    NQ- 189 [0125] 0325 (4291204)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Communications (continued)
Charter Communications Operating
3.85% 4/1/61	8,730,000	$ 5,278,362
4.40% 12/1/61	4,000	2,680

Connect Finco 144A 9.00% 9/15/29 #	3,560,000	3,195,377
Crown Castle 2.90% 4/1/41	2,130,000	1,498,228
CT Trust 144A 5.125% 2/3/32 #	675,000	607,298
Directv Financing 144A 5.875% 8/15/27 #	716,000	709,497
HTA Group 144A 7.50% 6/4/29 #	795,000	806,591
IHS Holding 144A 8.25% 11/29/31 #	1,530,000	1,506,350
Iliad Holding 144A 8.50% 4/15/31 #	210,000	225,642
Meta Platforms
4.30% 8/15/29	2,130,000	2,105,265
4.55% 8/15/31	935,000	923,910
4.75% 8/15/34	1,905,000	1,860,380
5.40% 8/15/54	2,190,000	2,126,289

Midcontinent Communications 144A 8.00% 8/15/32 #	3,360,000	3,452,524
Millicom International Cellular 144A 7.375% 4/2/32 #	554,000	562,485
Prosus 144A 3.061% 7/13/31 #	860,000	720,040
Rogers Communications 5.30% 2/15/34	4,880,000	4,735,216
Sable International Finance 144A 7.125% 10/15/32 #	800,000	782,848
Silknet JSC 144A 8.375% 1/31/27 #	710,000	716,131
Sirius XM Radio 144A 4.125% 7/1/30 #	3,795,000	3,394,529
Sitios Latinoamerica 144A 6.00% 11/25/29 #	770,000	770,924
Sprint Capital 6.875% 11/15/28	4,690,000	4,978,975
Telecom Argentina 144A 9.50% 7/18/31 #	880,000	916,300
Time Warner Cable 7.30% 7/1/38	10,225,000	10,669,385
T-Mobile USA
3.00% 2/15/41	13,210,000	9,443,319
3.75% 4/15/27	5,850,000	5,730,554
5.25% 6/15/55	4,395,000	4,004,271
5.75% 1/15/34	1,465,000	1,505,423

Turkcell Iletisim Hizmetleri 144A 7.45% 1/24/30 #	765,000	772,818
Verizon Communications 2.875% 11/20/50	2,755,000	1,690,956
Vmed O2 UK Financing I 144A 4.25% 1/31/31 #	4,960,000	4,302,016
		92,641,547
NQ- 189 [0125] 0325 (4291204)    11

Schedule of investments
Macquarie Diversified Income Fund   (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Cyclical — 1.79%
Alibaba Group Holding
2.70% 2/9/41	580,000	$ 395,220
144A 5.25% 5/26/35 #	665,000	650,159

Caesars Entertainment 144A 6.50% 2/15/32 #	3,300,000	3,343,157
Carnival 144A 4.00% 8/1/28 #	1,730,000	1,652,228
El Puerto de Liverpool 144A 6.658% 1/22/37 #	815,000	816,875
Ford Motor Credit
2.30% 2/10/25	645,000	644,653
2.90% 2/16/28	1,425,000	1,323,984
2.90% 2/10/29	940,000	846,857
4.542% 8/1/26	2,577,000	2,552,823
5.80% 3/5/27	405,000	408,786
5.80% 3/8/29	2,695,000	2,700,730
6.125% 3/8/34	2,195,000	2,151,310
6.50% 2/7/35	3,200,000	3,204,712
6.798% 11/7/28	1,305,000	1,355,435
6.80% 5/12/28	2,995,000	3,104,643

Future Retail 144A 5.60% 1/22/25 #, ‡	1,295,000	6,605
General Motors Financial
5.60% 6/18/31	1,170,000	1,173,248
5.90% 1/7/35	1,445,000	1,437,431
5.95% 4/4/34	5,042,000	5,058,811
Home Depot
4.85% 6/25/31	1,065,000	1,066,219
4.875% 6/25/27	1,205,000	1,216,653
4.95% 6/25/34	3,370,000	3,328,957

Hyundai Capital America 144A 5.40% 6/24/31 #	2,130,000	2,139,460
Hyundai Capital Services 144A 5.25% 1/22/28 #	810,000	814,938
Meituan 144A 4.625% 10/2/29 #	880,000	858,190
Melco Resorts Finance 144A 7.625% 4/17/32 #	905,000	904,801
MGM China Holdings 144A 4.75% 2/1/27 #	670,000	657,736
Sands China
3.25% 8/8/31	520,000	446,638
4.375% 6/18/30	595,000	555,508

Studio City Finance 144A 5.00% 1/15/29 #	505,000	460,595
VICI Properties 4.95% 2/15/30	5,195,000	5,111,225
		50,388,587
Consumer Non-Cyclical — 1.35%
AbbVie 5.35% 3/15/44	1,775,000	1,739,178
Bimbo Bakeries USA 144A 6.40% 1/15/34 #	635,000	664,179
12    NQ- 189 [0125] 0325 (4291204)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Biocon Biologics Global 144A 6.67% 10/9/29 #	665,000	$ 648,885
Bunge Limited Finance 4.20% 9/17/29	4,050,000	3,931,701
DaVita
144A 3.75% 2/15/31 #	1,725,000	1,519,098
144A 4.625% 6/1/30 #	1,550,000	1,443,156

HCA 5.45% 9/15/34	4,710,000	4,615,783
Indofood CBP Sukses Makmur 4.805% 4/27/52 ■	615,000	503,731
MHP Lux 144A 6.95% 4/3/26 #	715,000	685,435
New York and Presbyterian Hospital
2.256% 8/1/40	2,445,000	1,656,604
2.606% 8/1/60	1,600,000	866,400
4.063% 8/1/56	130,000	102,031

NYU Langone Hospitals 3.38% 7/1/55	1,455,000	988,457
Royalty Pharma
1.75% 9/2/27	3,955,000	3,657,364
3.35% 9/2/51	5,187,000	3,297,090
5.90% 9/2/54	3,376,000	3,220,293

Takeda Pharmaceutical 3.175% 7/9/50	10,290,000	6,697,191
Tenet Healthcare 4.25% 6/1/29	1,015,000	959,921
Teva Pharmaceutical Finance Netherlands III
5.125% 5/9/29	400,000	391,655
6.75% 3/1/28	540,000	556,097
		38,144,249
Electric — 2.87%
Adani Electricity Mumbai 144A 3.949% 2/12/30 #	605,000	503,487
AEP Texas 5.40% 6/1/33	1,180,000	1,172,626
AES Andes 144A 8.15% 6/10/55 #, μ	685,000	703,321
Appalachian Power 4.50% 8/1/32	5,410,000	5,125,127
Berkshire Hathaway Energy 2.85% 5/15/51	6,055,000	3,681,841
Calpine
144A 4.50% 2/15/28 #	895,000	869,125
144A 5.00% 2/1/31 #	3,015,000	2,881,447

Chile Electricity Lux Mpc II 144A 5.58% 10/20/35 #	775,000	762,677
Colbun 144A 3.15% 1/19/32 #	825,000	698,318
Constellation Energy Generation 5.75% 3/15/54	3,900,000	3,745,223
Dominion Energy
6.625% 5/15/55 μ	2,380,000	2,409,383
Series A 6.875% 2/1/55 μ	3,150,000	3,284,988

Duke Energy 6.45% 9/1/54 μ	1,170,000	1,176,518
NQ- 189 [0125] 0325 (4291204)    13

Schedule of investments
Macquarie Diversified Income Fund   (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Electric (continued)

Engie Energia Chile 144A 6.375% 4/17/34 #	815,000	$ 827,509
Entergy Arkansas 4.20% 4/1/49	2,570,000	2,050,540
Entergy Texas 3.55% 9/30/49	2,160,000	1,516,920
Exelon 5.45% 3/15/34	1,430,000	1,431,491
Fells Point Funding Trust 144A 3.046% 1/31/27 #	6,825,000	6,572,381
GDZ Elektrik Dagitim 144A 9.00% 10/15/29 #	775,000	762,813
JSW Hydro Energy 144A 4.125% 5/18/31 #	667,438	601,158
Kallpa Generacion 144A 5.875% 1/30/32 #	675,000	672,368
Mong Duong Finance Holdings 144A 5.125% 5/7/29 #	502,455	483,057
NextEra Energy Capital Holdings 5.55% 3/15/54	4,580,000	4,350,864
Oglethorpe Power
3.75% 8/1/50	4,332,000	3,081,804
4.50% 4/1/47	1,725,000	1,414,024
5.05% 10/1/48	3,280,000	2,899,451
6.20% 12/1/53	825,000	850,577

Pacific Gas & Electric 3.30% 8/1/40	3,808,000	2,714,780
PacifiCorp
5.10% 2/15/29	740,000	745,103
5.45% 2/15/34	1,260,000	1,247,896
5.80% 1/15/55	1,305,000	1,251,135

PG&E 5.25% 7/1/30	2,515,000	2,366,778
Sorik Marapi Geothermal Power 144A 7.75% 8/5/31 #	780,000	770,152
Southern California Edison
4.00% 4/1/47	1,720,000	1,260,178
5.20% 6/1/34	3,145,000	3,004,023

Star Energy Geothermal Wayang Windu 144A 6.75% 4/24/33 #	804,600	813,844
Vistra 144A 7.00% 12/15/26 #, μ, ψ	3,785,000	3,802,578
Vistra Operations
144A 5.125% 5/13/25 #	4,511,000	4,516,039
144A 6.95% 10/15/33 #	3,625,000	3,893,725
		80,915,269
Energy — 4.01%
3R Lux 144A 9.75% 2/5/31 #	575,000	601,278
Azule Energy Finance 144A 8.125% 1/23/30 #	485,000	492,275
BP Capital Markets 4.875% 3/22/30 μ, ψ	9,525,000	9,202,815
BP Capital Markets America
4.812% 2/13/33	2,948,000	2,858,618
14    NQ- 189 [0125] 0325 (4291204)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)
BP Capital Markets America
5.227% 11/17/34	6,350,000	$ 6,269,334

Canacol Energy 144A 5.75% 11/24/28 #	830,000	485,086
ConocoPhillips
5.00% 1/15/35	3,325,000	3,230,274
5.05% 9/15/33	6,945,000	6,865,566
5.50% 1/15/55	3,215,000	3,044,132
Diamondback Energy
5.20% 4/18/27	1,655,000	1,671,839
5.40% 4/18/34	2,271,000	2,239,065

EIG Pearl Holdings 144A 4.387% 11/30/46 #	545,000	427,928
El Paso Natural Gas 8.375% 6/15/32	690,000	815,324
Enbridge
5.25% 4/5/27	3,020,000	3,053,189
5.75% 7/15/80 μ	1,425,000	1,388,486
Energy Transfer
5.95% 5/15/54	2,570,000	2,474,311
6.05% 9/1/54	330,000	321,782
6.10% 12/1/28	6,170,000	6,402,541
6.50% 11/15/26 μ, ψ	9,375,000	9,393,403
Enterprise Products Operating
3.20% 2/15/52	8,670,000	5,619,049
4.95% 2/15/35	2,250,000	2,185,832
5.35% 1/31/33	630,000	637,824
5.55% 2/16/55	2,125,000	2,044,772
7.538% 6/1/67 •	975,000	971,844

Galaxy Pipeline Assets Bidco 144A 2.16% 3/31/34 #	1,587,294	1,380,790
Geopark 144A 8.75% 1/31/30 #	1,025,000	1,018,850
Greensaif Pipelines Bidco
144A 5.853% 2/23/36 #	460,000	458,326
144A 6.51% 2/23/42 #	860,000	876,017

Guara Norte 144A 5.198% 6/15/34 #	886,502	825,047
Hilcorp Energy I
144A 6.00% 2/1/31 #	1,735,000	1,650,194
144A 6.25% 4/15/32 #	1,650,000	1,568,210

Kinder Morgan 5.00% 2/1/29	1,235,000	1,233,053
Medco Maple Tree 144A 8.96% 4/27/29 #	865,000	918,411
MV24 Capital 144A 6.748% 6/1/34 #	800,987	766,094
NQ- 189 [0125] 0325 (4291204)    15

Schedule of investments
Macquarie Diversified Income Fund   (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)
Occidental Petroleum
5.375% 1/1/32	1,760,000	$ 1,727,486
5.55% 10/1/34	1,210,000	1,177,723
6.05% 10/1/54	607,000	572,919
6.125% 1/1/31	4,790,000	4,916,978
6.20% 3/15/40	1,720,000	1,698,941
6.60% 3/15/46	563,000	567,735

ORLEN 144A 6.00% 1/30/35 #	1,035,000	1,038,435
Puma International Financing 144A 7.75% 4/25/29 #	719,000	730,699
Raizen Fuels Finance 144A 5.70% 1/17/35 #	635,000	589,280
SEPLAT Energy 144A 7.75% 4/1/26 #	695,000	694,197
Targa Resources Partners 5.00% 1/15/28	5,905,000	5,884,937
Tecpetrol 144A 7.625% 1/22/33 #	840,000	844,948
Tennessee Gas Pipeline
144A 2.90% 3/1/30 #	7,605,000	6,840,122
8.375% 6/15/32	700,000	798,031

Transportadora de Gas del Sur 144A 8.50% 7/24/31 #	660,000	690,378
Vista Energy Argentina 144A 7.625% 12/10/35 #	1,030,000	1,011,718
		113,176,086
Finance Companies — 2.78%
AerCap Ireland Capital DAC
2.45% 10/29/26	3,595,000	3,453,169
3.00% 10/29/28	12,792,000	11,919,644
5.10% 1/19/29	2,000,000	2,003,484
6.50% 7/15/25	3,600,000	3,622,927
Air Lease
3.00% 2/1/30	14,315,000	12,962,414
4.125% 12/15/26 μ, ψ	1,925,000	1,843,040
4.625% 10/1/28	5,801,000	5,734,570
5.10% 3/1/29	4,350,000	4,368,466
5.20% 7/15/31	475,000	471,970

Apollo Debt Solutions BDC 144A 6.70% 7/29/31 #	6,130,000	6,339,257
Ares Capital 5.80% 3/8/32	3,640,000	3,611,490
Aviation Capital Group 144A 5.375% 7/15/29 #	3,350,000	3,361,198
Bangkok Bank 144A 5.00% 9/23/25 #, μ, ψ	605,000	602,985
Blackstone Private Credit Fund
144A 5.60% 11/22/29 #	2,000,000	1,977,860
16    NQ- 189 [0125] 0325 (4291204)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Finance Companies (continued)
Blackstone Private Credit Fund
6.00% 1/29/32	1,700,000	$ 1,683,622
144A 6.00% 11/22/34 #	3,000,000	2,919,165
Blue Owl Credit Income
144A 5.80% 3/15/30 #	7,245,000	7,164,741
144A 6.60% 9/15/29 #	2,475,000	2,530,133

Fideicomiso Irrevocable de Administracion y Fuente de Pago Numero PIK, 144A 11.00% 9/12/31 #	675,000	702,000
Kingston Airport Revenue Finance 144A 6.75% 12/15/36 #	1,130,000	1,130,339
		78,402,474
Financial Services — 0.02%
MAF Global Securities 7.875% 6/30/27 μ, ψ, ■	540,000	555,891
		555,891
Industrials — 0.03%
CK Hutchison International 24 II 144A 4.75% 9/13/34 #	960,000	918,887
		918,887
Insurance — 1.09%
AIA Group 144A 5.375% 4/5/34 #	660,000	658,895
Aon North America
5.30% 3/1/31	2,440,000	2,463,018
5.75% 3/1/54	895,000	879,035

Arthur J Gallagher & Co. 5.55% 2/15/55	2,165,000	2,065,017
Athene Holding
3.45% 5/15/52	6,475,000	4,170,989
3.95% 5/25/51	2,880,000	2,062,623
6.625% 10/15/54 μ	3,070,000	3,062,526

Jones Deslauriers Insurance Management 144A 8.50% 3/15/30 #	5,075,000	5,404,535
Marsh & McLennan 5.35% 11/15/44	5,460,000	5,292,189
New York Life Global Funding 144A 5.45% 9/18/26 #	4,565,000	4,633,221
		30,692,048
Natural Gas — 0.33%
Atmos Energy 2.85% 2/15/52	2,145,000	1,309,994
Sempra
4.875% 10/15/25 μ, ψ	1,810,000	1,795,670
NQ- 189 [0125] 0325 (4291204)    17

Schedule of investments
Macquarie Diversified Income Fund   (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Natural Gas (continued)
Sempra
6.40% 10/1/54 μ	6,324,000	$ 6,107,280
		9,212,944
Real Estate — 0.00%
Sunac China Holdings
PIK, 144A 6.00% 9/30/26 #	986,637	88,797
PIK, 144A 6.25% 9/30/27 #	574,277	51,685
		140,482
Real Estate Investment Trusts — 0.30%
American Homes 4 Rent 3.625% 4/15/32	2,235,000	2,007,156
Extra Space Storage 5.40% 2/1/34	5,500,000	5,464,201
Trust Fibra Uno
144A 4.869% 1/15/30 #	575,000	528,853
144A 7.375% 2/13/34 #	635,000	624,320
		8,624,530
Technology — 1.74%
Accenture Capital
4.25% 10/4/31	2,380,000	2,297,855
4.50% 10/4/34	5,030,000	4,789,295
Broadcom
144A 3.187% 11/15/36 #	360,000	288,897
5.05% 7/12/29	4,875,000	4,895,870

CDW 3.276% 12/1/28	12,405,000	11,619,860
Entegris 144A 4.75% 4/15/29 #	3,030,000	2,924,347
Iron Mountain 144A 5.25% 7/15/30 #	1,700,000	1,636,014
Iron Mountain Information Management Services 144A 5.00% 7/15/32 #	6,990,000	6,515,989
KLA 4.95% 7/15/52	4,545,000	4,116,127
Oracle
5.25% 2/3/32	6,545,000	6,535,688
6.00% 8/3/55	1,820,000	1,817,995

TSMC Arizona 2.50% 10/25/31	1,275,000	1,101,141
TSMC Global 144A 2.25% 4/23/31 #	520,000	447,897
		48,986,975
Transportation — 0.49%
Adani Ports & Special Economic Zone 144A 4.375% 7/3/29 #	490,000	435,103
Aeropuertos Argentina 2000 144A 8.50% 8/1/31 #	585,301	613,102
18    NQ- 189 [0125] 0325 (4291204)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Transportation (continued)
Aeropuertos Dominicanos Siglo XXI 144A 7.00% 6/30/34 #	550,000	$ 555,954
International Container Terminal Services 4.75% 6/17/30 ■	775,000	759,492
Latam Airlines Group 144A 7.875% 4/15/30 #	850,000	855,313
Movida Europe 144A 7.85% 4/11/29 #	675,000	580,346
TAV Havalimanlari Holding 144A 8.50% 12/7/28 #	1,150,000	1,192,665
United Airlines
144A 4.375% 4/15/26 #	3,780,000	3,727,986
144A 4.625% 4/15/29 #	5,251,000	5,044,847
		13,764,808
Utilities — 0.02%
Georgia Global Utilities JSC 144A 8.875% 7/25/29 #	610,000	616,117
		616,117
Total Corporate Bonds (cost $912,081,334)		887,023,131

Government Agency Obligations — 1.00%
Abu Dhabi Crude Oil Pipeline 144A 4.60% 11/2/47 #	495,000	435,645
Adnoc Murban Rsc 144A 4.50% 9/11/34 #	835,000	788,270
Airport Authority 144A 4.875% 7/15/30 #	465,000	466,460
BOC Aviation USA 144A 5.25% 1/14/30 #	1,220,000	1,242,918
Centrais Eletricas Brasileiras 144A 6.50% 1/11/35 #	670,000	637,840
CIMB Bank 144A 2.125% 7/20/27 #	685,000	645,167
Consorcio Transmantaro 144A 5.20% 4/11/38 #	650,000	596,815
Corp Nacional del Cobre de Chile
144A 3.70% 1/30/50 #	450,000	301,722
144A 4.25% 7/17/42 #	400,000	309,119
144A 6.33% 1/13/35 #	465,000	472,905

Development Bank of Kazakhstan JSC 144A 5.50% 4/15/27 #	200,000	201,345
Ecopetrol
5.875% 11/2/51	410,000	279,808
8.375% 1/19/36	625,000	606,123

FIEMEX Energia - Banco Actinver Institucion de Banca Multiple 144A 7.25% 1/31/41 #	860,027	837,021
First Abu Dhabi Bank PJSC 4.50% 4/5/26 μ, ψ, ■	520,000	511,503
NQ- 189 [0125] 0325 (4291204)    19

Schedule of investments
Macquarie Diversified Income Fund   (Unaudited)
	Principal amount°	Value (US $)

Government Agency Obligations (continued)

Freeport Indonesia 144A 5.315% 4/14/32 #	720,000	$ 708,883
Gaci First Investment 4.875% 2/14/35 ■	1,032,000	975,156
Georgian Railway JSC 4.00% 6/17/28 ■	320,000	280,428
Hutama Karya Persero 144A 3.75% 5/11/30 #	400,000	372,473
KazMunayGas National 144A 5.375% 4/24/30 #	495,000	483,854
Korea Development Bank 4.875% 2/3/30	500,000	501,775
Mersin Uluslararasi Liman Isletmeciligi 144A 8.25% 11/15/28 #	695,000	720,590
MISC Capital Two Labuan 144A 3.75% 4/6/27 #	850,000	828,783
OCP
144A 3.75% 6/23/31 #	350,000	305,169
144A 5.125% 6/23/51 #	640,000	486,654
144A 7.50% 5/2/54 #	655,000	664,851

Ooredoo International Finance 144A 4.625% 10/10/34 #	765,000	730,805
Oryx Funding 144A 5.80% 2/3/31 #	685,000	681,495
Perusahaan Listrik Negara
144A 4.125% 5/15/27 #	795,000	779,534
144A 5.25% 5/15/47 #	870,000	751,279

Perusahaan Perseroan Persero Perusahaan Listrik Negara 144A 4.00% 6/30/50 #	805,000	559,317
Petroleos Mexicanos
6.75% 9/21/47	1,319,000	909,705
7.69% 1/23/50	1,005,000	752,590
10.00% 2/7/33	300,000	308,708
Petronas Capital
144A 2.48% 1/28/32 #	800,000	671,268
144A 3.50% 4/21/30 #	600,000	557,966

PTTEP Treasury Center 144A 2.587% 6/10/27 #	475,000	450,560
QazaqGaz JSC 144A 4.375% 9/26/27 #	1,445,000	1,390,730
QNB Finance 2.625% 5/12/25 ■	760,000	755,537
Saudi Arabian Oil
144A 3.50% 11/24/70 #	210,000	129,718
144A 4.25% 4/16/39 #	1,167,000	1,001,283
144A 5.75% 7/17/54 #	470,000	440,607

Sweihan PV Power PJSC 144A 3.625% 1/31/49 #	698,493	559,893
Telecommunications Telekom Srbija AD Belgrade 144A 7.00% 10/28/29 #	1,005,000	1,002,136
YPF 144A 9.50% 1/17/31 #	920,000	976,630
Total Government Agency Obligations (cost $29,563,838)		28,071,038

20    NQ- 189 [0125] 0325 (4291204)

(Unaudited)
	Principal amount°	Value (US $)

Municipal Bonds — 0.09%
Municipal Electric Authority of Georgia
(Build America Bonds Plant Vogtle Units 3 & 4 Project) 6.655% 4/1/57	2,439,000	$ 2,620,120
Total Municipal Bonds (cost $2,925,774)		2,620,120

Non-Agency Asset-Backed Securities — 3.94%
Citicorp Residential Mortgage Trust Series 2006-3 A5 4.574% 11/25/36 ~	34,743	34,566
Contimortgage Home Equity Loan Trust Series 1996-4 A8 7.22% 1/15/28	1,008	968
CyrusOne Data Centers Issuer I Series 2024-2A A2 144A 4.50% 5/20/49 #	12,750,000	12,197,252
DataBank Issuer Series 2021-1A A2 144A 2.06% 2/27/51 #	5,300,000	5,122,275
Diamond Infrastructure Funding Series 2021-1A A 144A 1.76% 4/15/49 #	13,905,000	13,022,384
Domino's Pizza Master Issuer Series 2021-1A A2I 144A 2.662% 4/25/51 #	11,796,425	10,775,631
FirstKey Homes Trust
Series 2021-SFR1 B 144A 1.788% 8/17/38 #	4,800,000	4,574,684
Series 2021-SFR2 D 144A 2.058% 9/17/38 #	4,400,000	4,183,997

Ford Credit Auto Lease Trust Series 2024-A A3 5.06% 5/15/27	5,488,000	5,510,072
Ford Credit Auto Owner Trust
Series 2021-A B 0.70% 10/15/26	680,000	676,601
Series 2024-B A3 5.10% 4/15/29	7,100,000	7,173,989

Ford Credit Floorplan Master Owner Trust Series 2024-1 A1 144A 5.29% 4/15/29 #	17,550,000	17,791,981
Frontier Issuer Series 2024-1 A2 144A 6.19% 6/20/54 #	3,250,000	3,337,233
GreenState Auto Receivables Trust Series 2024-1A A2 144A 5.53% 8/16/27 #	5,733,171	5,753,371
JPMorgan Chase Bank Series 2021-3 B 144A 0.76% 2/26/29 #	138,685	137,724
Progress Residential Trust Series 2021-SFR7 D 144A 2.341% 8/17/40 #	3,450,000	3,100,617
Santander Drive Auto Receivables Trust Series 2025-1 D 5.43% 3/17/31	3,600,000	3,608,699
Toyota Auto Receivables Owner Trust Series 2024-B A3 5.33% 1/16/29	14,000,000	14,179,862
Total Non-Agency Asset-Backed Securities (cost $112,592,967)		111,181,906

NQ- 189 [0125] 0325 (4291204)    21

Schedule of investments
Macquarie Diversified Income Fund   (Unaudited)
	Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations — 2.90%
Connecticut Avenue Securities Series 2025-R01 1M2 144A 5.851% (SOFR + 1.50%, Floor 1.50%) 1/25/45 #, •	410,000	$ 411,153
Agate Bay Mortgage Trust
Series 2013-1 B4 144A 3.557% 7/25/43 #, •	1,482,562	1,116,125
Series 2015-1 B1 144A 3.629% 1/25/45 #, •	423,633	410,087
Series 2015-1 B2 144A 3.629% 1/25/45 #, •	239,538	231,765

Bear Stearns Mortgage Securities Series 1996-6 B2 8.00% 11/25/29	10,836	3,035
CHL Mortgage Pass Through Trust Series 2004-J4 3B1 5.25% 5/25/34 ♦	13,736	12,774
Citicorp Mortgage Securities Trust Series 2006-3 1A9 5.75% 6/25/36	115,535	101,208
Citigroup Global Markets Mortgage Securities VII Series 1997-HUD1 B2 2.627% 12/25/30 •	476,864	93,823
Connecticut Avenue Securities Trust
Series 2022-R01 1M2 144A 6.251% (SOFR + 1.90%) 12/25/41 #, •	3,900,000	3,958,310
Series 2022-R02 2M2 144A 7.351% (SOFR + 3.00%) 1/25/42 #, •	2,200,000	2,263,250
Series 2024-R04 1M1 144A 5.451% (SOFR + 1.10%) 5/25/44 #, •	7,969,694	7,978,648
CSMC Trust
Series 2013-7 B4 144A 3.545% 8/25/43 #, •	1,043,420	869,815
Series 2017-HL1 A12 144A 3.50% 6/25/47 #, •	1,438,540	1,280,184

Flagstar Mortgage Trust Series 2021-2 A6 144A 2.50% 4/25/51 #, •	2,448,290	2,146,349
Freddie Mac Structured Agency Credit Risk Debt Notes Series 2017-HQA2 M2AS 5.515% (SOFR + 1.16%) 12/25/29 •	70,580	70,591
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2021-DNA5 M2 144A 6.001% (SOFR + 1.65%) 1/25/34 #, •	3,850,914	3,878,602
Series 2021-HQA2 M2 144A 6.401% (SOFR + 2.05%) 12/25/33 #, •	11,722,376	11,941,859
Series 2022-DNA1 M2 144A 6.851% (SOFR + 2.50%) 1/25/42 #, •	3,500,000	3,581,256
Series 2022-DNA2 M2 144A 8.101% (SOFR + 3.75%) 2/25/42 #, •	2,000,000	2,095,150
JPMorgan Mortgage Trust
Series 2004-A3 4A2 7.633% 7/25/34 •	2,536	2,457
Series 2014-2 B1 144A 3.408% 6/25/29 #, •	546,605	519,490
22    NQ- 189 [0125] 0325 (4291204)

(Unaudited)
	Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)
JPMorgan Mortgage Trust
Series 2014-2 B2 144A 3.408% 6/25/29 #, •	216,947	$ 205,639
Series 2015-4 B1 144A 3.518% 6/25/45 #, •	1,186,980	1,088,155
Series 2015-4 B2 144A 3.518% 6/25/45 #, •	864,108	789,221
Series 2016-4 B1 144A 3.787% 10/25/46 #, •	801,087	744,320
Series 2016-4 B2 144A 3.787% 10/25/46 #, •	1,382,638	1,283,253
Series 2017-1 B3 144A 3.447% 1/25/47 #, •	2,571,249	2,254,534
Series 2017-2 A3 144A 3.50% 5/25/47 #, •	204,502	181,610
Series 2017-4 A13 144A 3.50% 11/25/48 #, •	5,535,081	4,866,877
Series 2020-2 A3 144A 3.50% 7/25/50 #, •	192,821	169,735
Series 2020-7 A3 144A 3.00% 1/25/51 #, •	921,545	777,745
Series 2021-1 A3 144A 2.50% 6/25/51 #, •	1,718,384	1,377,575
Series 2021-10 A3 144A 2.50% 12/25/51 #, •	3,386,149	2,710,507
Series 2021-13 A3 144A 2.50% 4/25/52 #, •	3,873,766	3,103,154
Series 2021-13 B1 144A 3.138% 4/25/52 #, •	4,604,674	3,755,109
JPMorgan Trust
Series 2015-1 B2 144A 5.928% 12/25/44 #, •	730,765	707,547
Series 2015-5 B2 144A 6.158% 5/25/45 #, •	544,682	525,195
Series 2015-6 B1 144A 3.501% 10/25/45 #, •	748,717	710,474
Series 2015-6 B2 144A 3.501% 10/25/45 #, •	691,261	652,698
Morgan Stanley Residential Mortgage Loan Trust
Series 2021-1 A2 144A 2.50% 3/25/51 #, •	1,617,271	1,302,176
Series 2021-4 A3 144A 2.50% 7/25/51 #, •	1,608,988	1,294,542

MRFC Mortgage Pass Through Trust Series 1998-2 B1 6.75% 6/25/28 ♦	190	188
New Residential Mortgage Loan Trust Series 2018-RPL1 A1 144A 3.50% 12/25/57 #, •	399,846	384,241
Radnor Re Series 2024-1 M1B 144A 7.251% (SOFR + 2.90%, Floor 2.90%) 9/25/34 #, •	550,000	555,556
RCKT Mortgage Trust
Series 2021-1 A1 144A 2.50% 3/25/51 #, •	1,702,056	1,358,103
Series 2021-6 A1 144A 2.50% 12/25/51 #, •	3,687,595	2,956,231
Sequoia Mortgage Trust
Series 2013-4 B2 3.436% 4/25/43 •	250,855	238,904
Series 2015-1 B2 144A 3.937% 1/25/45 #, •	467,411	449,611
Series 2015-2 B2 144A 3.754% 5/25/45 #, •	140,064	132,152
Series 2017-5 B1 144A 3.786% 8/25/47 #, •	191,290	176,239
Series 2020-4 A2 144A 2.50% 11/25/50 #, •	1,297,955	1,047,511
Structured Asset Mortgage Investments
Series 1998-2 B 6.75% 5/2/30 •	3,226	61
Series 1998-2 C 6.75% 5/2/30 •	1,464	21
NQ- 189 [0125] 0325 (4291204)    23

Schedule of investments
Macquarie Diversified Income Fund   (Unaudited)
	Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)
Towd Point Mortgage Trust
Series 2017-4 M1 144A 3.25% 6/25/57 #, •	2,705,000	$ 2,435,588
Series 2018-1 A1 144A 3.00% 1/25/58 #, •	195,583	192,420

Wells Fargo Mortgage-Backed Securities Trust Series 2020-1 A1 144A 3.00% 12/25/49 #, •	500,825	425,024
Total Non-Agency Collateralized Mortgage Obligations (cost $89,503,710)		81,817,847

Non-Agency Commercial Mortgage-Backed Securities — 8.00%
BANK
Series 2017-BNK5 A5 3.39% 6/15/60	6,740,000	6,517,391
Series 2017-BNK5 B 3.896% 6/15/60 •	2,970,000	2,836,433
Series 2019-BN20 A3 3.011% 9/15/62	6,255,000	5,671,360
Series 2019-BN21 A5 2.851% 10/17/52	8,200,000	7,366,108
Series 2019-BN23 A3 2.92% 12/15/52	8,570,000	7,712,775
Series 2020-BN29 A4 1.997% 11/15/53	5,400,000	4,480,019
Series 2022-BNK39 B 3.238% 2/15/55 •	3,195,000	2,686,544
Series 2022-BNK39 C 3.269% 2/15/55 •	2,092,000	1,700,913
Series 2022-BNK40 B 3.393% 3/15/64 •	4,550,000	3,898,935

Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3 B 3.879% 2/15/50 •	30,000	28,670
Benchmark Mortgage Trust
Series 2018-B1 A5 3.666% 1/15/51 •	10,673,000	10,291,347
Series 2020-B17 A5 2.289% 3/15/53	10,075,000	8,672,054
Series 2020-B18 A5 1.925% 7/15/53	3,000,000	2,528,688
Series 2020-B19 A5 1.85% 9/15/53	835,000	702,374
Series 2020-B21 A5 1.978% 12/17/53	3,594,000	3,008,023
Series 2020-B22 A5 1.973% 1/15/54	8,455,000	7,046,470
Series 2021-B25 A5 2.577% 4/15/54	5,000,000	4,264,207
Series 2022-B32 B 3.202% 1/15/55 •	4,505,000	3,610,176
Series 2022-B32 C 3.454% 1/15/55 •	5,500,000	4,286,792
Series 2022-B33 B 3.614% 3/15/55 •	2,250,000	1,869,763
Series 2022-B33 C 3.614% 3/15/55 •	2,250,000	1,797,077
Series 2022-B34 A5 3.786% 4/15/55 •	6,115,000	5,475,698
Series 2022-B35 A5 4.443% 5/15/55 •	11,055,000	10,416,870

BMO Mortgage Trust Series 2022-C1 A5 3.374% 2/15/55 •	3,550,000	3,166,790
Cantor Commercial Real Estate Lending
Series 2019-CF1 A5 3.786% 5/15/52	8,080,000	7,612,389
Series 2019-CF2 A5 2.874% 11/15/52	5,870,000	5,271,879
24    NQ- 189 [0125] 0325 (4291204)

(Unaudited)
	Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)
Cantor Commercial Real Estate Lending
Series 2019-CF3 A4 3.006% 1/15/53	3,222,000	$ 2,921,158
CD Mortgage Trust
Series 2016-CD2 A3 3.248% 11/10/49	5,351,527	5,231,418
Series 2017-CD6 B 3.911% 11/13/50 •	1,925,000	1,786,162
Series 2019-CD8 A4 2.912% 8/15/57	3,500,000	3,150,689

CFCRE Commercial Mortgage Trust Series 2016-C7 A3 3.838% 12/10/54	10,020,000	9,771,472
COMM Mortgage Trust
Series 2015-3BP A 144A 3.178% 2/10/35 #	130,000	129,350
Series 2015-CR23 A4 3.497% 5/10/48	44,678	44,536
Series 2016-CR28 A4 3.762% 2/10/49	3,290,000	3,258,500

DB-JPM Mortgage Trust Series 2016-C1 A4 3.276% 5/10/49	3,185,000	3,116,028
GS Mortgage Securities Trust
Series 2012-BWTR C 144A 3.295% 11/5/34 #, •	1,000,000	367,803
Series 2017-GS5 A4 3.674% 3/10/50	7,010,000	6,764,036
Series 2017-GS6 A3 3.433% 5/10/50	3,495,000	3,360,259
Series 2018-GS9 B 4.321% 3/10/51 •	125,000	114,807
Series 2019-GC39 A4 3.567% 5/10/52	7,311,000	6,782,148
Series 2019-GC42 A4 3.00% 9/10/52	5,440,000	4,921,685
Series 2020-GC47 A5 2.377% 5/12/53	5,373,000	4,687,971

JPM-BB Commercial Mortgage Securities Trust Series 2015-C31 A3 3.801% 8/15/48	8,736,669	8,664,914
JPMCC Commercial Mortgage Securities Trust Series 2017-JP5 A5 3.723% 3/15/50	1,500,000	1,462,546
JPM-DB Commercial Mortgage Securities Trust Series 2017-C7 A5 3.409% 10/15/50	290,000	277,341
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11 B 3.499% 4/15/46	7,199,000	5,903,180
Series 2015-JP1 A5 3.914% 1/15/49	3,925,000	3,879,211
Series 2016-JP2 AS 3.056% 8/15/49	180,000	169,884

Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C26 A5 3.531% 10/15/48	4,045,000	4,001,561
Morgan Stanley Capital I Trust
Series 2016-BNK2 B 3.485% 11/15/49	1,500,000	1,266,935
Series 2019-L3 A4 3.127% 11/15/52	4,000,000	3,680,420
Series 2020-HR8 A4 2.041% 7/15/53	6,609,000	5,645,533
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS3 A4 3.617% 9/15/57	2,350,000	2,328,371
NQ- 189 [0125] 0325 (4291204)    25

Schedule of investments
Macquarie Diversified Income Fund   (Unaudited)
	Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)
Wells Fargo Commercial Mortgage Trust
Series 2016-BNK1 A3 2.652% 8/15/49	5,945,000	$ 5,717,318
Series 2020-C58 A4 2.092% 7/15/53	4,158,000	3,519,973
Total Non-Agency Commercial Mortgage-Backed Securities (cost $250,549,561)		225,844,954

Loan Agreements — 4.20%
Basic Industry — 0.07%
A-Ap Buyer 7.562% (SOFR01M + 3.25%) 9/9/31 •	2,075,000	2,092,291
		2,092,291
Brokerage — 0.15%
Jefferies Finance 7.302% (SOFR01M + 3.00%) 10/21/31 •	1,555,000	1,563,260
June Purchaser 7.579% (SOFR03M + 3.25%) 11/28/31 •	2,742,857	2,776,114
		4,339,374
Capital Goods — 1.05%
Alliance Laundry Systems Tranche B 7.805% (SOFR01M + 3.50%) 8/19/31 •	5,160,000	5,192,606
Azorra Soar TLB Finance 7.859% (SOFR03M + 3.50%) 10/18/29 •	1,506,225	1,500,576
Berry Global Tranche AA 6.162% (SOFR01M + 1.86%) 7/1/29 •	1,653,728	1,658,707
Indicor Tranche D 7.079% (SOFR03M + 2.75%) 11/22/29 •	4,500,000	4,518,000
Lightning Power Tranche B 7.579% (SOFR03M + 3.25%) 8/18/31 •	6,356,137	6,399,270
Standard Industries 6.050% (SOFR01M + 1.75%) 9/22/28 •	1,629,001	1,636,001
SunSource Borrower 8.412% (SOFR01M + 4.10%) 3/25/31 •	3,359,612	3,382,710
White Cap Buyer Tranche C 7.562% (SOFR01M + 3.25%) 10/19/29 •	5,177,025	5,194,948
		29,482,818
Communications — 0.51%
Charter Communications Operating
Tranche B4 6.31% (SOFR03M + 2.00%) 12/7/30 •	2,871,000	2,871,000
Tranche B5 6.56% (SOFR03M + 2.25%) 11/21/31 •	1,919,000	1,919,132

26    NQ- 189 [0125] 0325 (4291204)

(Unaudited)
	Principal amount°	Value (US $)

Loan Agreements (continued)
Communications (continued)

Connect US Finco 8.812% (SOFR01M + 4.50%) 9/27/29 •	1,860,888	$ 1,623,625
Frontier Communications Holdings Tranche B 6.803% (SOFR01M + 2.50%) 7/1/31 •	4,541,502	4,586,917
Midcontinent Communications 6.805% (SOFR01M + 2.50%) 8/16/31 •	2,992,500	3,014,944
Virgin Media Bristol Tranche Y 7.724% (SOFR03M + 3.28%) 3/31/31 •	417,000	409,051
		14,424,669
Consumer Cyclical — 0.65%
Flutter Entertainment Tranche B 6.079% (SOFR03M + 1.75%) 11/30/30 •	3,142,065	3,153,848
Peer Holding III Tranche B5 7.329% (SOFR03M + 3.00%) 7/1/31 •	7,625,000	7,674,242
Scientific Games International Tranche B2 6.551% (SOFR01M + 2.25%) 4/14/29 •	4,210,643	4,226,871
Staples 10.041% (SOFR03M + 5.75%) 9/4/29 •	3,486,263	3,367,977
		18,422,938
Consumer Non-Cyclical — 0.12%
Concentra Health Services Tranche B 6.562% (SOFR01M + 2.25%) 7/26/31 •	3,481,275	3,507,385
		3,507,385
Electric — 0.15%
Calpine
6.062% (SOFR01M + 1.75%) 2/15/32 •	466,469	466,541
Tranche B10 6.062% (SOFR01M + 1.75%) 1/31/31 •	912,216	912,623

Vistra Operations Company 6.062% (SOFR01M + 1.75%) 12/20/30 •	2,846,040	2,852,564
		4,231,728
Financial Services — 0.46%
Ardonagh Group Finco TBD 2/18/31 X	6,300,000	6,303,938
Dragon Buyer 7.579% (SOFR03M + 3.25%) 9/30/31 •	3,185,000	3,204,409
TransUnion Intermediate Holdings Tranche B8 6.062% (SOFR01M + 1.75%) 6/24/31 •	3,348,175	3,353,405
		12,861,752
NQ- 189 [0125] 0325 (4291204)    27

Schedule of investments
Macquarie Diversified Income Fund   (Unaudited)
		Principal amount°	Value (US $)

Loan Agreements (continued)
Insurance — 0.46%
Ardonagh Group Finco Tranche B 8.039%-8.079% (SOFR03M + 3.75%) 2/17/31 •		6,410,000	$ 6,418,012
DaVita Tranche B1 6.312% (SOFR01M + 2.00%) 5/9/31 •		5,157,075	5,173,686
USI 6.579% (SOFR03M + 2.25%) 9/27/30 •		1,269,002	1,270,588
			12,862,286
Technology — 0.58%
Amentum Holdings 6.562% (SOFR01M + 2.25%) 9/29/31 •		4,150,000	4,143,256
Entegris Tranche B 6.075% (SOFR03M + 1.75%) 7/6/29 •		1,337,027	1,345,940
Epicor Software Tranche F 7.062% (SOFR01M + 2.75%) 5/30/31 •		1,903,190	1,921,033
Icon Parent I 7.516% (SOFR03M + 3.00%) 11/13/31 •		2,345,000	2,358,435
Informatica Tranche B 6.562% (SOFR01M + 2.25%) 10/27/28 •		1,692,150	1,703,078
UKG Tranche B 7.300% (SOFR03M + 3.00%) 2/10/31 •		4,802,837	4,838,176
			16,309,918
Total Loan Agreements (cost $117,843,810)			118,535,159

Sovereign Bonds — 1.18%Δ
Albania — 0.01%
Albania Government International Bond 144A 3.50% 6/16/27 #	EUR	300,000	307,114
			307,114
Angola — 0.02%
Angolan Government International Bonds
144A 8.25% 5/9/28 #		233,000	220,147
8.25% 5/9/28 ■		299,000	282,507
144A 8.75% 4/14/32 #		200,000	178,037
			680,691
Argentina — 0.04%
Argentine Republic Government International Bonds
0.75% 7/9/30 ~		1,404,834	1,063,928
28    NQ- 189 [0125] 0325 (4291204)

(Unaudited)
	Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Argentina (continued)
Argentine Republic Government International Bonds
1.00% 7/9/29	73,152	$ 57,615
		1,121,543
Armenia — 0.01%
Republic of Armenia International Bond 3.60% 2/2/31 ■	450,000	374,297
		374,297
Azerbaijan — 0.02%
Republic of Azerbaijan International Bond 144A 3.50% 9/1/32 #	603,000	522,784
		522,784
Bahrain — 0.02%
Bahrain Government International Bond 144A 7.375% 5/14/30 #	600,000	626,260
		626,260
Benin — 0.01%
Benin Government International Bond 144A 7.96% 2/13/38 #	200,000	189,875
		189,875
Bermuda — 0.04%
Bermuda Government International Bonds
3.375% 8/20/50 ■	328,000	218,448
144A 5.00% 7/15/32 #	900,000	872,100
		1,090,548
Brazil — 0.06%
Brazilian Government International Bonds
4.75% 1/14/50	2,020,000	1,405,126
6.00% 10/20/33	300,000	288,262
		1,693,388
Chile — 0.04%
Chile Government International Bonds
3.10% 5/7/41	721,000	520,802
3.50% 1/31/34	400,000	347,152
3.50% 1/25/50	250,000	173,558
		1,041,512
NQ- 189 [0125] 0325 (4291204)    29

Schedule of investments
Macquarie Diversified Income Fund   (Unaudited)
	Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Colombia — 0.06%
Colombia Government International Bonds
3.25% 4/22/32	550,000	$ 425,812
4.125% 2/22/42	368,000	234,468
5.00% 6/15/45	528,000	359,012
5.20% 5/15/49	615,000	417,578
8.375% 11/7/54	200,000	195,331
		1,632,201
Costa Rica — 0.01%
Costa Rica Government International Bond 144A 5.625% 4/30/43 #	300,000	270,690
		270,690
Dominican Republic — 0.06%
Dominican Republic International Bonds
144A 4.875% 9/23/32 #	1,448,000	1,308,992
144A 5.30% 1/21/41 #	350,000	300,475
		1,609,467
Ecuador — 0.02%
Ecuador Government International Bond 6.90% 7/31/30 ■, ~	745,000	576,793
		576,793
Egypt — 0.04%
Egypt Government International Bonds
5.80% 9/30/27 ■	287,000	272,232
144A 8.70% 3/1/49 #	1,080,000	884,010
		1,156,242
Ghana — 0.01%
Ghana Government International Bonds
144A 4.946% 7/3/26 #, ^	13,272	12,417
144A 5.00% 7/3/29 #, ~	133,826	119,522
144A 5.00% 7/3/35 #, ~	192,444	140,956
144A 5.548% 1/3/30 #, ^	25,088	19,584
		292,479
Guatemala — 0.02%
Guatemala Government Bond 144A 6.55% 2/6/37 #	547,000	539,014
		539,014
30    NQ- 189 [0125] 0325 (4291204)

(Unaudited)
		Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Honduras — 0.02%
Honduras Government International Bond 144A 8.625% 11/27/34 #		450,000	$ 435,037
			435,037
Hungary — 0.02%
Hungary Government International Bond 144A 6.75% 9/25/52 #		200,000	206,992
MFB Magyar Fejlesztesi Bank 6.50% 6/29/28 ■		425,000	433,704
			640,696
Indonesia — 0.02%
Indonesia Government International Bond 4.65% 9/20/32		400,000	384,270
Perusahaan Penerbit SBSN Indonesia III 4.70% 6/6/32 ■		294,000	284,887
			669,157
Ivory Coast — 0.04%
Ivory Coast Government International Bonds
144A 4.875% 1/30/32 #	EUR	100,000	92,588
144A 6.125% 6/15/33 #		1,111,000	997,303
			1,089,891
Jordan — 0.01%
Jordan Government International Bond 144A 5.75% 1/31/27 #		380,000	373,509
			373,509
Mexico — 0.04%
Mexico Government International Bonds
4.40% 2/12/52		1,456,000	991,418
6.338% 5/4/53		300,000	268,676
			1,260,094
Morocco — 0.01%
Morocco Government International Bond 144A 1.375% 3/30/26 #	EUR	200,000	203,771
			203,771
Nigeria — 0.04%
Nigeria Government International Bonds
7.143% 2/23/30 ■		300,000	276,742
7.375% 9/28/33 ■		351,000	305,670
NQ- 189 [0125] 0325 (4291204)    31

Schedule of investments
Macquarie Diversified Income Fund   (Unaudited)
	Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Nigeria (continued)
Nigeria Government International Bonds
144A 7.875% 2/16/32 #	703,000	$ 647,238
		1,229,650
Oman — 0.01%
Oman Government International Bond 7.375% 10/28/32 ■	363,000	400,950
		400,950
Panama — 0.05%
Panama Bonos del Tesoro 3.362% 6/30/31	500,000	402,425
Panama Government International Bonds
6.40% 2/14/35	426,000	394,712
7.50% 3/1/31	500,000	512,968
		1,310,105
Paraguay — 0.03%
Paraguay Government International Bonds
144A 5.40% 3/30/50 #	827,000	705,060
5.40% 3/30/50 ■	250,000	213,138
		918,198
Peru — 0.03%
Peruvian Government International Bond 2.844% 6/20/30	841,000	746,126
		746,126
Poland — 0.05%
Bank Gospodarstwa Krajowego
144A 5.375% 5/22/33 #	585,000	575,007
144A 5.75% 7/9/34 #	400,000	400,772

Republic of Poland Government International Bond 5.50% 4/4/53	462,000	430,106
		1,405,885
Qatar — 0.04%
Qatar Government International Bond 144A 4.40% 4/16/50 #	1,409,000	1,199,742
		1,199,742
32    NQ- 189 [0125] 0325 (4291204)

(Unaudited)
		Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Republic of North Macedonia — 0.01%
North Macedonia Government International Bond 144A 3.675% 6/3/26 #	EUR	200,000	$ 206,917
			206,917
Romania — 0.03%
Romanian Government International Bonds
144A 2.625% 12/2/40 #	EUR	155,000	102,122
144A 3.375% 1/28/50 #	EUR	290,000	191,669
7.125% 1/17/33 ■		402,000	407,462
			701,253
Serbia — 0.04%
Serbia International Bonds
144A 1.00% 9/23/28 #	EUR	350,000	328,728
144A 3.125% 5/15/27 #	EUR	300,000	308,642
144A 6.00% 6/12/34 #		400,000	398,316
			1,035,686
South Africa — 0.04%
Republic of South Africa Government International Bonds
4.85% 9/30/29		230,000	215,572
4.875% 4/14/26		331,000	329,176
5.65% 9/27/47		565,000	424,113
5.75% 9/30/49		395,000	295,756
			1,264,617
South Korea — 0.03%
Korea Hydro & Nuclear Power 144A 5.00% 7/18/28 #		785,000	787,621
			787,621
Sri Lanka — 0.02%
Sri Lanka Government International Bonds
144A 3.10% 1/15/30 #, ~		78,210	68,532
144A 3.35% 3/15/33 #, ~		153,408	122,343
144A 3.60% 6/15/35 #, ~		103,586	73,805
144A 3.60% 5/15/36 #, ~		71,891	58,771
144A 3.60% 2/15/38 #, ~		143,843	119,030
144A 4.00% 4/15/28 #		93,112	87,525
			530,006
NQ- 189 [0125] 0325 (4291204)    33

Schedule of investments
Macquarie Diversified Income Fund   (Unaudited)
	Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Trinidad and Tobago — 0.01%
Trinidad & Tobago Government International Bond 144A 4.50% 6/26/30 #	350,000	$ 322,700
		322,700
Türkiye — 0.08%
Hazine Mustesarligi Varlik Kiralama
144A 5.125% 6/22/26 #	450,000	446,475
144A 6.50% 4/26/30 #	460,000	457,670
Turkey Government International Bonds
7.625% 4/26/29	1,000,000	1,039,228
9.125% 7/13/30	360,000	399,992
		2,343,365
Ukraine — 0.02%
Ukraine Government International Bonds
144A 1.75% 2/1/34 #, ~	238,830	135,512
144A 1.75% 2/1/35 #, ~	185,756	104,287
144A 1.75% 2/1/36 #, ~	106,146	58,613
144A 12.59% 2/1/36 #, ~	76,293	47,122
144A 12.74% 2/1/35 #, ~	91,551	56,777
144A 16.60% 2/1/34 #, ~	108,336	47,162
144A 18.44% 2/1/30 #, ~	28,991	16,475
		465,948
Venezuela — 0.00%
Venezuela Government International Bond 7.75% 10/13/19 ‡, ■	741,000	108,998
		108,998
Total Sovereign Bonds (cost $35,477,354)		33,374,820

Supranational Banks — 0.11%
Africa Finance 144A 5.55% 10/8/29 #	845,000	834,519
African Development Bank 5.75% 5/7/34 μ, ψ	1,135,000	1,102,043
Central American Bank for Economic Integration 144A 4.75% 1/24/28 #	500,000	501,464
Corp Andina de Fomento
5.00% 1/24/29	400,000	403,239
5.00% 1/22/30	200,000	201,708
Total Supranational Banks (cost $3,051,934)		3,042,973

34    NQ- 189 [0125] 0325 (4291204)

(Unaudited)
	Principal amount°	Value (US $)

US Treasury Obligations — 14.84%
US Treasury Bonds
2.25% 8/15/46	19,395,000	$ 12,582,506
3.875% 2/15/43	16,430,000	14,548,252
4.125% 8/15/44	23,530,000	21,353,475
4.25% 2/15/54	10,860,000	9,894,479
4.25% 8/15/54	2,335,000	2,129,593
4.50% 11/15/54	20,040,000	19,089,665
4.625% 5/15/44	8,345,000	8,112,253
4.625% 5/15/54	4,055,000	3,935,884
US Treasury Floating Rate Notes
4.416% (USBMMY3M + 0.15%) 4/30/26 •	8,855,000	8,863,402
4.448% (USBMMY3M + 0.18%) 7/31/26 •	13,965,000	13,990,303
US Treasury Notes
3.75% 8/31/26	2,270,000	2,254,394
4.00% 1/31/31	42,960,000	42,051,297
4.125% 10/31/29	138,390,000	137,187,197
4.25% 11/15/34	3,920,000	3,829,044
4.50% 12/31/31	33,355,000	33,469,658
4.625% 9/30/28	72,530,000	73,348,799

US Treasury Strip Coupon 4.482% 5/15/44 ^	16,165,000	6,160,022
US Treasury Strip Principal 2.26% 5/15/44 ^	15,205,000	5,985,920
Total US Treasury Obligations (cost $432,240,093)		418,786,143
	Number of shares
Common Stocks — 0.10%
Financials — 0.00%
MNSN Holdings =, †	9,217	46,085
		46,085
Transportation — 0.10%
Grupo Aeromexico =, †	140,061	2,872,596
		2,872,596
Total Common Stocks (cost $1,344,162)		2,918,681

NQ- 189 [0125] 0325 (4291204)    35

Schedule of investments
Macquarie Diversified Income Fund   (Unaudited)
	Number of shares	Value (US $)

Preferred Stock — 0.18%
Financial Services — 0.18%
SVB Financial Trust †, ω	10,507	$ 5,200,965
Total Preferred Stock (cost $5,324,361)		5,200,965

Short-Term Investments — 3.51%
Money Market Mutual Funds — 3.51%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.26%)	24,791,956	24,791,956
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.27%)	24,791,956	24,791,956
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.35%)	24,791,956	24,791,956
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.31%)	24,791,956	24,791,956
Total Short-Term Investments (cost $99,167,824)		99,167,824
Total Value of Securities—102.53% (cost $3,019,902,659)		2,893,221,844

Liabilities Net of Receivables and Other Assets—(2.53%)★		(71,498,501)
Net Assets Applicable to 372,768,888 Shares Outstanding—100.00%		$2,821,723,343
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
†	Non-income producing security.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
Δ	Securities have been classified by country of risk.
X	This loan will settle after January 31, 2025, at which time the interest rate, based on the SOFR and the agreed upon spread on trade date, will be reflected.
~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at January 31, 2025.
‡	Non-income producing security. Security is currently in default.
>>	PIK. 100% of the income received was in the form of principal.
■	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933, as amended.
36    NQ- 189 [0125] 0325 (4291204)

(Unaudited)
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at January 31, 2025. Rate will reset at a future date.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At January 31, 2025, the aggregate value of Rule 144A securities was $467,725,283, which represents 16.58% of the Fund’s net assets.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at January 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
ψ	Perpetual security. Maturity date represents next call date.
★	Includes $7,680,558 cash collateral held at broker for futures contracts as of January 31, 2025.
ω	Perpetual security with no stated maturity date.
Unfunded Loan Commitments
The Fund may invest in floating rate loans. In connection with these investments, the Fund may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. The following unfunded loan commitment was outstanding at January 31, 2025:
Borrower	Principal Amount	Value	Commitment	Unrealized Appreciation (Depreciation)
June Purchaser TBD 11/28/31 X	$457,143	$462,686	$457,143	$5,543
NQ- 189 [0125] 0325 (4291204)    37

Schedule of investments
Macquarie Diversified Income Fund   (Unaudited)
The following forward foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at January 31, 2025:
Forward Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation
TD	EUR	(10,838,560)	USD	11,456,217	2/14/25	$212,295
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
1,470	US Treasury 5 yr Notes	$156,394,226	$156,937,303	4/5/25	$—	$(543,077)	$(333,043)
231	US Treasury 10 yr Notes	25,142,906	25,370,880	3/20/25	—	(227,974)	(90,235)
204	US Treasury 10 yr Ultra Notes	22,720,500	22,714,639	3/20/25	5,861	—	5,861
(18)	US Treasury 10 yr Ultra Notes	(2,004,750)	(2,031,423)	3/20/25	26,673	—	20,520
920	US Treasury Long Bonds	104,793,750	107,160,818	3/20/25	—	(2,367,068)	(690,000)
144	US Treasury Ultra Bonds	17,059,500	17,677,222	3/20/25	—	(617,722)	(157,500)
Total Futures Contracts			$327,829,439		$32,534	$(3,755,841)	$(1,244,397)
38    NQ- 189 [0125] 0325 (4291204)

(Unaudited)
CDS Contracts[1]
Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Value	Amortized Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
Protection Purchased/Moody’s Ratings:
JPMCB Republic of Indonesia 1.00% 12/20/28 Baa2 12/20/28 - Quarterly	1,253,000	1.000%	$(18,302)	$(5,727)	$12,575	$—
JPMCB Mexico 10.375% 1/28/33 Baa2 6/22/26-Quarterly	5,579,000	1.000%	(37,149)	11,562	48,711	—
JPMCB Republic of Brazil 1.00% 12/20/29 Ba2 12/20/29 - Quarterly	2,503,000	1.000%	80,515	73,282	—	(7,233)
JPMCB Republic of South Africa 1.00% 9/20/28 Baa2 6/20/28- Quarterly	913,000	1.000%	10,287	37,802	27,515	—
Total CDS Contracts			35,351	116,919	88,801	(7,233)
NQ- 189 [0125] 0325 (4291204)    39

Schedule of investments
Macquarie Diversified Income Fund   (Unaudited)
The use of futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the variation margin is reflected in the Fund’s net assets.
[1]	A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.
[2]	Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.
Summary of abbreviations:
BDC – Business Development Company
CDS – Credit Default Swap
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
DB – Deutsche Bank
FREMF – Freddie Mac Multifamily
GNMA – Government National Mortgage Association
GS – Goldman Sachs
JPM – JPMorgan
JPMCB – JPMorgan Chase Bank
JPMCC – JPMorgan Chase & Co.
JSC – Joint Stock Company
PIK – Payment-in-kind
PJSC – Private Joint Stock Company
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
40    NQ- 189 [0125] 0325 (4291204)

(Unaudited)
Summary of abbreviations: (continued)
TBA – To be announced
TBD – To be determined
TD – TD Bank
TSFR03M – 3 Month Term Secured Overnight Financing Rate
USBMMY3M – US Treasury 3 Month Bill Money Market Yield
yr – Year
Summary of currencies:
EUR – European Monetary Unit
USD – US Dollar
NQ- 189 [0125] 0325 (4291204)    41